Inventories	12 Months Ended
Feb. 02, 2014
Inventory Disclosure [Abstract]
Inventories

Note 3: Inventories

Inventories consist of the following:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Operating store—food and beverage	$3,961	$3,581
Operating store—amusement	6,214	6,125
Corporate supplies, warehouse and other	5,179	5,143

	$15,354	$14,849

Amusement inventory includes electronic equipment, stuffed animals and small novelty items used as redemption prizes for certain midway games, as well as supplies needed for midway operations.